UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.
(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154
(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

The Asia Tigers Fund, Inc.
June 27, 2011

Dear Fund Shareholder,

We are pleased to provide you with the unaudited financial statements of The Asia Tigers Fund, Inc. (the “Fund”) for the six months ended April 30, 2011.

The Fund’s net asset value (“NAV”) was $21.24 on April 30, 2011, representing an increase of 9.11% (including the reinvestment of $3.17 in dividends) from the Fund’s NAV per share on October 31, 2010 which was $22.47. The Fund outperformed its benchmark, the MSCI AC Asia ex-Japan*, which rose 8.49% during the same six month period. The Fund’s outperformance came largely from favorable stock selection in Korea and Thailand, and being underweight in China.

Asian stock markets saw volatile, choppy trading during the first half of the Fund’s fiscal year, as global macro concerns continued to dominate investor sentiment. Major issues carrying over into the new year included the Euro-zone Debt Crisis, an uncertain U.S. economic recovery, and rising inflation in Asia, with central banks there seen as being behind the curve in monetary tightening. In addition, 2011 saw two new exogenous shocks — rising political and social unrest across the Middle East and a horrific earthquake followed by a devastating tsunami in Japan.

Given this tumultuous backdrop, it may be surprising that Asian markets performed as well as they did, and actually, for most of the period, stocks were underwater. However, the Middle East’s unrest soon stabilized (with the exception of Libya), or at least settled down to the point where investors decided the events would not have broad economic impact. In addition, though Japan’s tragedy has been far more significant for the global economy, the negative repercussions have been only selectively felt, largely by companies involved in the supply chains for motor vehicles and electronics. Once it seemed apparent that the disruption to Japan’s economy would not be enough to de-rail global growth, investor sentiment turned sharply, sparking a major rally. The six-week buying spree carried the Fund’s benchmark up over 11% from its mid-March lows, allowing the first half of the Fund’s fiscal year to finish with a high single-digit gain.

Asia’s economic rebound in the aftermath of the 2008 Global Financial Crisis was truly remarkable, with virtually every country in the region closing its output gap by year-end 2009. However, as a consequence, since early 2010, Asia has seen steadily rising inflation as well as other signs of economic overheating, including surging property prices. Yet, despite continued robust growth, Asian interest rates have remained quite low, between 3-4% on average, which for almost all countries has resulted in negative real interest rates. To be sure, Asian central banks have been raising interest rates, but with the region overall seeing 7.5-8% forecasted GDP growth for 2011-12, monetary policy is generally seen as being too loose. The worry is that the region is running the risk of economic overheating, and even potentially destabilizing inflation.

Of course, the central banks have their arguments as to why they are proceeding so cautiously. Many sympathetic observers have pointed out that Asia’s strong growth over the past 16+ months has recently showed signs of slowing, and there is a risk of over-tightening. In addition, Asian governments have other inflation-dampening tools at their disposal, namely, letting their currencies appreciate. In fact, of the Fund’s benchmark’s (MSCI AC Asia ex Japan) 8.5% gain in the first half of the Fund’s fiscal year, roughly 1/3 was a result of Asian currencies strengthening against the U.S. dollar, with the strongest gains seen by Taiwan, Korea, Singapore and Malaysia, ranging between 5-7.5%. Unfortunately, with the exception of Singapore, Asian currencies’ performance against their individual trade-weighted currency baskets — which include a significant portion of euro and yen — is much less impressive. In other words, while Asian countries have allowed their currencies to appreciate against the U.S. dollar, they have been far less inclined to risk a competitive disadvantage vis-à-vis Europe or Japan. Our own view is that Asia ex-Japan, with its traditional export focus, has a long history of favoring weak currencies as well as being a follower of the U.S. on interest rate policy. Both habits are likely to remain challenging ones for Asia to break away from.

On the political front, the biggest news so far this year was Singapore’s general election, which was won, as expected, by the ruling People’s Action Party, although with the smallest margin of popular votes (i.e., 60%) since the city-state’s 1965 independence. Nonetheless, with this majority as well as winning 81 of the 87 parliamentary seats, there should be policy continuity with the more vigorous opposition unlikely to undermine any of Singapore’s fundamental strengths. In Thailand, the government under Prime Minister Abhisit recently called to dissolve Parliament in order to stand for fresh national elections on July 3rd. Historically, Thailand’s stock market has been buffeted by political instability and this could be another instance. Nevertheless, for now, the Fund is maintaining a modest overweight position in Thailand, amounting to slightly less than 4% of the Fund.

Looking out to the rest of the year, we believe market conditions are likely to remain volatile, and a correction, perhaps even a significant one, cannot be ruled out. As mentioned at the outset, the list of investors’ global macro concerns is lengthy and, what’s more, seems to be expanding. Most recently, the Asian region’s inflation worries look like they are being overtaken by a potential ‘growth scare’, as the latest economic data from China shows manufacturing activity slowing to its lowest level in almost a year. In addition, the Federal Reserve’s second round of quantitative easing (or ‘QE2’) will finish at the end of June, and there remains much speculation about what the impact will be on global bond yields and stock markets.

Our view is that while the end of QE2 will most likely be a non-event, nevertheless, investor sentiment remains extremely jittery and markets appear fragile. In terms of valuation, the Asia ex-Japan region currently trades on 12.4x forward 12 months price to earnings ratio, 2.1x price to book ratio, and a 2.1% dividend yield, slightly more attractive than its historical average**. Although not expensive, we don’t believe it is cheap enough to insulate the region from an equity market correction if global macro conditions deteriorate. In short, while we are constructive on the region long-term, we don’t believe there is any need to be over-aggressive now. Investors looking to add to Asia-dedicated positions should probably be patient. There is a good chance, we believe, of being able to add to positions at better price levels later in the year.

On behalf of the Board of Directors, we thank you for your participation and continued support of the Fund. If you have any questions, please do not hesitate to call our toll-free number, 866-800-8933.

Sincerely,

Prakash A. Melwani
Director and President
The Asia Tigers Fund, Inc.

*	Please note that the benchmark is an unmanaged index. Investors cannot directly invest in the index. The index does not reflect transaction costs or manager fees.

 **  Source: Fact Set, Institutional Brokers’ Estimate System (IBES)

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.  There is no guarantee that the Fund’s or any other investment technique will be effective under all market conditions.

THE ASIA TIGERS FUND, INC.

Fundamental Periodic Repurchase Policy

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a)	The Fund will make offers to repurchase its shares at semi-annual intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, from time to time (“Offers”). The Board of Directors may place such conditions and limitations on the Offers as may be permitted under Rule 23c-3.

b)	14 days prior to the last Friday of each of the Fund’s first and third fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the “Repurchase Request Deadline”) by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.

c)	The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than the last Friday of each of the Fund’s first and third fiscal quarters, or the next business day if such day is not a business day.

d)	Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

(For further details, see Note E to the Financial Statements.)

THE ASIA TIGERS FUND, INC.

April 30, 2011
(Unaudited)
Schedule of Investments

COMMON STOCKS (97.52% of net assets)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	China	14.28%
	Auto/Truck Parts & Equipment	0.93%
98,000	Weichai Power Co., Ltd.		$455,198	$668,675

	Commercial Banks – Non-US	4.68%
1,707,720	China Construction Bank Corp.		1,171,594	1,613,711
2,077,420	Industrial & Commercial Bank of China, Ltd.		1,270,023	1,757,126

			2,441,617	3,370,837

	Electric Products – Miscellaneous	0.97%
177,000	Zhuzhou CSR Times Electric Co., Ltd.		334,337	700,699

	Electrical & Electronics	0.50%
53,387	China Digital TV Holding ADR		372,720	361,964

	Electronic Components – Miscellaneous	0.84%
232,000	AAC Acoustic Technologies Holdings, Inc.		383,635	606,313

	Life / Health Insurance	0.30%
61,000	China Life Insurance Co., Ltd.		90,518	216,747

	Oil Companies – Integrated	2.12%
1,060,000	PetroChina Co., Ltd.		1,215,338	1,522,942

	Real Estate – Operations & Development	0.42%
184,000	Agile Property Holdings, Ltd.		283,107	298,944

	Retail – Bookstores	1.04%
1,363,000	Xinhua Winshare Publishing & Media Co., Ltd.		612,319	751,022

	Retail – Food	0.17%
30,000	Lianhua Supermarket Holdings, Ltd.		34,680	122,046

	Retail – Major Department Stores	0.43%
198,000	Intime Department Store Group Co., Ltd.		308,456	308,945

	Telecommunications Equipment	0.72%
143,142	ZTE Corp.		229,097	515,065

	Transportation	0.47%
402,000	Anhui Expressway Co., Ltd.		244,612	336,397

	Web Portals & Internet Service Providers	0.69%
4,715	Sohu.com, Inc.+		216,196	498,658

	Total China		7,221,830	10,279,254

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Hong Kong	16.48%
	Cellular Telecommunications	1.74%
136,700	China Mobile, Ltd.		$416,644	$1,256,550

	Commercial Banks – Non-US	1.46%
188,500	BOC Hong Kong (Holdings), Ltd.		503,107	592,126
41,000	Wing Hang Bank, Ltd.		311,856	457,104

			814,963	1,049,230

	Distribution & Wholesale	0.39%
143,000	Digital China Holdings, Ltd.		289,221	277,988

	Diversified Operations	2.37%
95,381	Hutchison Whampoa, Ltd.		488,441	1,089,178
59,000	Shanghai Industrial Holdings, Ltd.		186,387	232,807
52,500	Wharf Holdings, Ltd.		131,903	383,902

			806,731	1,705,887

	Finance – Other Services	0.85%
26,700	Hong Kong Exchanges & Clearing, Ltd.		220,654	609,099

	Oil Companies – Exploration & Production	3.20%
619,000	CNOOC, Ltd.		1,134,252	1,526,860
437,800	Kunlun Energy Co., Ltd.		131,421	775,546

			1,265,673	2,302,406

	Paper & Related Products	0.72%
719,000	Lee & Man Paper Manufacturing, Ltd.		137,618	516,507

	Real Estate – Operations & Development	1.63%
74,700	Cheung Kong Holdings, Ltd.		523,253	1,175,182

	Retail – Apparel/Shoes	0.48%
318,000	Trinity, Ltd.		307,458	343,890

	Retail – Jewelry	0.89%
174,000	Luk Fook Holdings (International), Ltd.		350,058	644,021

	Retail – Perfume & Cosmetics	0.41%
496,000	Sa Sa International Holdings, Ltd.		201,476	296,926

	Telecommunications Equipment	0.76%
48,000	VTech Holdings, Ltd.		167,979	546,887

	Traffic Managemant Systems	0.59%
766,000	GZI Transport, Ltd.		428,190	423,057

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Hong Kong (concluded)
	Transportation	0.99%
195,000	MTR Corp., Ltd.		$533,246	$710,451

	Total Hong Kong		6,463,164	11,858,081

	India	7.51%
	Appliance & Household Durables	0.70%
9,344	TTK Prestige, Ltd.		336,087	501,288

	Applications Software	0.94%
10,322	Infosys Technologies, Ltd.		74,590	678,395

	Auto – Cars & Light Trucks	0.77%
9,373	Tata Motors, Ltd.		152,770	260,553
10,650	Tata Motors, Ltd. ADR		297,577	292,236

			450,347	552,789

	Banking	0.42%
12,083	ICICI Bank, Ltd.		304,195	304,500

	Coal	0.83%
69,679	Coal India, Ltd.		516,494	599,005

	Commercial Banks – Non-US	0.38%
39,663	Yes Bank, Ltd.		247,332	273,689

	Consumer Non-Durables	0.39%
29,689	Emami, Ltd.		273,962	278,324

	Housewares	0.64%
130,000	HSIL, Ltd.		397,819	457,345

	Manufacturing	0.24%
11,350	V.I.P. Industries, Ltd.		150,119	174,672

	Oil Refining & Marketing	1.37%
39,647	Chennai Petroleum Corp., Ltd.		205,623	200,140
35,353	Reliance Industries, Ltd.		168,520	785,138

			374,143	985,278

	Pharmaceuticals	0.36%
6,854	Dr. Reddy’s Laboratories, Ltd.		243,271	257,690

	Power Conversion & Supply Equipment	0.47%
7,519	Bharat Heavy Electricals, Ltd.		118,490	340,238

	Total India		3,486,849	5,403,213

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Indonesia	4.42%
	Building & Construction – Miscellaneous	0.70%
1,308,500	PT Jasa Marga (Persero) Tbk		$467,051	$504,209

	Building Products – Cement & Aggregation	1.00%
364,000	PT Indocement Tunggal Prakarsa Tbk		551,888	722,560

	Coal	1.14%
150,000	PT Indo Tambangraya Megah Tbk		797,270	819,710

	Commercial Banks – Non-US	0.81%
698,035	PT Bank Mandiri Tbk		432,395	582,783

	Telecommunications	0.77%
698,000	PT XL Axiata Tbk+		414,679	554,227

	Total Indonesia		2,663,283	3,183,489

	Malaysia	3.84%
	Commercial Banks – Non-US	0.71%
184,900	CIMB Group Holdings Bhd		115,183	511,253

	Diversified Operations	0.01%
2,000	IJM Corp. Bhd		3,803	4,186

	Hotel/Restaurants	1.27%
232,900	Genting Bhd		528,643	912,100

	Metal Processors & Fabrication	0.58%
471,100	KNM Group Bhd		398,829	418,296

	Rubber & Vinyl	1.27%
523,900	Top Glove Corp. Bhd		402,866	917,975

	Total Malaysia		1,449,324	2,763,810

	Singapore	8.60%
	Commercial Banks – Non-US	2.05%
133,000	Oversea-Chinese Banking Corp., Ltd.		871,654	1,039,190
27,000	United Overseas Bank, Ltd.		262,725	433,414

			1,134,379	1,472,604

	Computers – Integrated Systems	0.79%
599,000	CSE Global, Ltd.		371,990	568,493

	Diversified Operations	1.53%
113,300	Keppel Corp., Ltd.		510,223	1,103,105

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Singapore (concluded)
	Energy Sources	0.63%
403,000	First Resources, Ltd.		$456,514	$455,013

	Real Estate – Operations & Development	1.66%
384,000	Global Logistic Properties, Ltd.+		606,237	606,357
172,883	Keppel Land, Ltd.		125,744	589,832

			731,981	1,196,189

	Transportation – Marine	1.01%
537,400	Ezra Holdings, Ltd.		129,303	725,474

	Water Treatment Systems	0.93%
379,000	Hyflux, Ltd.		345,191	666,680

	Total Singapore		3,679,581	6,187,558

	South Korea	22.53%
	Auto/Truck Parts & Equipment	2.49%
2,776	Hyundai Mobis		649,964	929,953
12,020	Kia Motors Corp.		548,745	862,537

			1,198,709	1,792,490

	Chemicals	1.96%
2,854	LG Chem, Ltd.		116,015	1,411,487

	Diversified Financial Services	2.61%
13,835	KB Financial Group, Inc.		254,239	742,325
23,142	Shinhan Financial Group Co., Ltd.		280,434	1,133,724

			534,673	1,876,049

	Electric Products – Miscellaneous	0.69%
5,133	LG Electronics, Inc.		463,935	493,350

	Electronic Components – Miscellaneous	0.84%
16,896	LG Display Co., Ltd.		433,092	607,004

	Electronic Components – Semiconductors	4.47%
3,856	Samsung Electronics Co., Ltd.		1,021,614	3,213,183

	Engineering/Research & Development Services	0.57%
1,854	Samsung Engineering Co., Ltd.		159,314	410,885

	Non-Ferrous Metals	1.02%
1,859	Korea Zinc Co., Ltd.		195,211	732,047

	Property & Casualty Insurance	1.21%
4,070	Samsung Fire & Marine Insurance Co., Ltd.		738,343	873,513

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	South Korea (concluded)
	Retail – Major Department Stores	1.34%
6,586	Hyundai Department Store Co., Ltd.		$759,592	$964,869

	Retail – Miscellaneous/Diversified	1.02%
3,425	CJ O Shopping Co., Ltd.		308,383	733,483

	Shipbuilding	2.31%
1,511	Hyundai Heavy Industries Co., Ltd.		505,939	754,337
20,130	Samsung Heavy Industries Co., Ltd.		278,638	911,030

			784,577	1,665,367

	Steel – Producers	0.93%
1,538	POSCO		141,654	671,660

	Web Portals & Internet Service Providers	1.07%
3,893	NHN Corp.+		427,456	771,952

	Total South Korea		7,282,568	16,217,339

	Sri Lanka	0.26%
	Diversified Operations	0.26%
73,050	John Keells Holdings PLC		69,705	188,042

	Total Sri Lanka		69,705	188,042

	Taiwan	15.21%
	Building Products – Cement & Aggregation	0.95%
467,407	Taiwan Cement Corp.		277,190	684,663

	Circuit Boards	0.41%
63,000	Tripod Technology Corp.		274,619	298,078

	Computers	1.46%
140,739	Advantech Co., Ltd.		155,158	465,878
325,000	Wistron Corp.		597,664	584,441

			752,822	1,050,319

	Diversified Financial Services	1.01%
493,020	Fubon Financial Holding Co., Ltd.		278,228	723,042

	Electronic Components & Instruments	0.64%
250,143	WPG Holdings Co., Ltd.		364,613	462,055

	Electronic Components – Miscellaneous	3.07%
75,000	Asustek Computer, Inc.		600,906	675,664
404,857	Hon Hai Precision Industry Co., Ltd.		569,483	1,533,844

			1,170,389	2,209,508

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2011 (Unaudited)

COMMON STOCKS (concluded)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Taiwan (concluded)
	Electronic Components – Semiconductors	0.45%
29,196	MediaTek, Inc.		$290,516	$322,661

	Manufacturing	0.54%
50,000	AirTac International Group+		307,882	389,336

	Metal Processors & Fabrication	0.87%
100,000	Catcher Technology Co., Ltd.		305,236	628,524

	Power Conversion & Supply Equipment	0.57%
91,659	Delta Electronics, Inc.		184,454	409,671

	Retail – Apparel/Shoes	0.61%
275,971	Les Enphants Co., Ltd.		418,553	440,382

	Semiconductor Equipment – Integrated Circuits	4.63%
136,300	Powertech Technology, Inc.		309,319	494,970
309,000	Siliconware Precision Industries Co.		300,617	412,165
948,583	Taiwan Semiconductor Manufacturing Co., Ltd.		1,376,675	2,424,578

			1,986,611	3,331,713

	Total Taiwan		6,611,113	10,949,952

	Thailand	3.74%
	Building Products – Cement & Aggregation	0.41%
23,600	Siam Cement PCL		254,645	296,482

	Commercial Banks – Non-US	1.23%
209,000	Kasikornbank PCL		869,842	885,712

	Oil	0.71%
180,100	Thai Oil PCL		502,391	509,831

	Real Estate – Operations & Development	0.75%
1,504,100	L.P.N. Development PCL		505,609	539,158

	Retail – Convenience Stores	0.64%
319,800	CP ALL PCL		358,480	463,362

	Total Thailand		2,490,967	2,694,545

	United Kingdom	0.65%
	Diversified Financial Services	0.65%
8,522	HSBC Holdings PLC-ADR		325,850	464,196

	Total United Kingdom		325,850	464,196

	TOTAL COMMON STOCKS		41,744,234	70,189,479

THE ASIA TIGERS FUND, INC.

Schedule of Investments (concluded)	April 30, 2011 (Unaudited)

REPURCHASE AGREEMENT (2.34% of net assets)
PRINCIPAL		PERCENT OF
AMOUNT	SECURITY	NET ASSETS	COST	VALUE

	United States	2.34%
1,684,528	State Street Bank, 0.01% dated 04/29/11, due 05/02/11 proceeds at maturity $1,684,529 (Collateralized by $1,685,000 U.S. Treasury Note, 1.375%, due 05/15/13, Market Value $1,720,970)		$1,684,528	$1,684,528

	Total United States		1,684,528	1,684,528

	TOTAL REPURCHASE AGREEMENT		1,684,528	1,684,528

	TOTAL INVESTMENTS++	99.86%	$43,428,762	71,874,007

	OTHER ASSETS IN EXCESS OF LIABILITIES	0.14%		102,935

	NET ASSETS	100.00%		$71,976,942

This Schedule of Investments reflects each company’s country of domicile. The companies may also be subject to the risks of other countries.

Footnotes and Abbreviations

ADR	American Depository Receipts.
+	Non-Income producing security.
++	As of April 30, 2011, the aggregate cost for federal income tax purposes was $43,727,411. The aggregate gross unrealized appreciation (depreciation) for all securities were as follows:

Excess of value over tax cost	$28,199,266
Excess of tax cost over value	(52,670)

$28,146,596

These temporary differences in book and tax cost are due to wash sale loss deferrals.

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

April 30, 2011
(Unaudited)
Statement of Assets and Liabilities

ASSETS
Investments, at value (cost $43,428,762)	$71,874,007
Cash (including $178,668 of foreign currency holdings with a cost of $171,268)	257,747
Receivables:
Dividends	280,481
Securities sold	40,211
Tax Refund	34,666
Prepaid expenses	84,851

Total Assets	72,571,963

LIABILITIES
Payables for securities purchased	261,628
Payable Foreign Tax	105,392
Due to Investment Manager	59,072
Accrued Legal Fees	57,786
Accrued Audit Fees	54,390
Due to Administrator	11,814
Due to Directors	2,843
Accrued expenses	42,096

Total Liabilities	595,021

Net Assets	$71,976,942

NET ASSET VALUE PER SHARE ($71,976,942 / 3,389,470 shares issued and outstanding)	$21.24

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 20,525,185 shares issued (100,000,000 shares authorized)	$20,525
Paid-in capital	217,310,417
Cost of 17,135,715 shares repurchased	(181,931,959)
Accumulated net investment loss	(1,107,061)
Accumulated net realized gain on investments	9,335,666
Net unrealized appreciation in value of investments and on translation of other assets and liabilities denominated in foreign currencies (net of deferred foreign withholding taxes of $105,392)	28,349,354

$71,976,942

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Statement of Operations
For the Six Months Ended
April 30, 2011
(Unaudited)

Investment Income
Dividends (net of taxes withheld of $39,345)		$571,177
Interest		109

Total Investment Income		571,286

Expenses
Management fees	362,442
Legal fees	79,512
Custodian fees	78,566
Administration fees	72,488
Professional fees	59,547
Insurance	51,292
Printing	45,248
Directors’ fees	21,500
Transfer agent fees	12,942
NYSE fees	11,987
ICI fees	1,262
Tax expense	61
Miscellaneous	19,527

Total Expenses		816,374

Net Investment Loss		(245,088)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Holdings and Translation of Other Assets and Liabilities Denominated in Foreign Currencies:
Net realized gain (loss) from:
Security transactions (net of capital gains tax of $30,932 and refund of prior year capital gains tax paid of $18,624)		9,742,526
Foreign currency related transactions		(1,417)

		9,741,109
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies (net of decrease in deferred foreign withholding taxes of $55,615)		(2,788,634)

Net realized and unrealized gain on investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies		6,952,475

Net increase in net assets resulting from operations		$6,707,387

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	April 30, 2011	Ended
	(Unaudited)	October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(245,088)	$(26,872)
Net realized gain on investments and foreign currency related transactions	9,741,109	11,433,955
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies	(2,788,634)	2,794,915

Net increase in net assets resulting from operations	6,707,387	14,201,998

Distribution to shareholders
Net investment income ($0.05 per share and $0.00 per share, respectively)	(177,856)	—
Dividends in excess of net investment income and net realized capital gains ($0.00 per share and $0.18 per share, respectively)	—	(686,051)
Short term capital gains ($0.97 and $0.00 per share, respectively)	(3,450,409)	—
Long term capital gains ($2.15 and $0.34 per share, respectively)	(7,647,821)	(1,295,874)

Decrease in net assets resulting from distributions	(11,276,086)	(1,981,925)

Capital Share Transactions
Reinvestments (10,201 shares at $20.54 per share and 0 shares, respectively)	209,528	—
Shares repurchased under Repurchase Offers (177,853 and 254,271 shares, respectively) (net of repurchase fees of $71,710 and $101,436 respectively) (including expenses of $65,715 and $131,917 respectively)	(3,579,521)	(5,102,274)

Net decrease in net assets resulting from capital share transactions	(3,369,993)	(5,102,274)

Total increase/(decrease) in net assets	(7,938,692)	7,117,799

NET ASSETS
Beginning of period	79,915,634	72,797,835

End of period	$71,976,942	$79,915,634

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Financial Highlights

For a Share Outstanding throughout Each Period

	For the Six Months
	Ended	For the Year	For the Year	For the Year	For the Year	For the Year
	April 30, 2011	Ended	Ended	Ended	Ended	Ended
	(Unaudited)	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2008	Oct. 31, 2007	Oct. 31, 2006

Per Share Operating Performance
Net asset value, beginning of period	$22.47	$19.10	$13.22	$35.69	$19.21	$13.44

Net investment income (loss)[1]	(0.07)	(0.01)	(0.04)	—	(0.06)	—
Net realized and unrealized gains (losses) on investments, foreign currency holdings, and translation of other assets and liabilities denominated in foreign currencies[2]	2.01	3.92	7.91	(21.96)	16.53	5.77

Net increase (decrease) from investment operations	1.94	3.91	7.87	(21.96)	16.47	5.77

Less dividends and distributions:
Dividends from net investment income	(0.05)	—	—	—	—	—
Dividends in excess of net investment income and net realized capital gains	—	(0.18)	—	—	—	—
Distributions from net capital gains	(3.12)	(0.34)	(1.98)	(0.52)	—	—

Total dividends and distributions	(3.17)	(0.52)	(1.98)	(0.52)	—	—

Capital share transactions
Anti-dilutive (dilutive) effect of Repurchase Offer	—	(0.02)	(0.01)	0.01	0.01	—

Total capital share transactions	—	(0.02)	(0.01)	0.01	0.01	—

Net asset value, end of period	$21.24	$22.47	$19.10	$13.22	$35.69	$19.21

Per share market value, end of period	$19.92	$21.80	$18.00	$11.97	$32.86	$18.55

Total Investment Return[3]
Based on Market Value	5.48%	24.27%	79.14%	(62.86)%	77.14%	43.69%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$71,977	$79,916	$72,798	$55,833	$167,017	$95,000
Ratios of expenses to average net assets	2.25%[4]	2.24%	2.76%	1.99%	1.90%	2.20%
Ratios of net investment income (loss) to average net assets	(0.68)%[4]	(0.04)%	(0.28)%	0.01%	(0.24)%	—[5]
Portfolio turnover	23.43%	51.73%	69.25%	82.83%	31.53%	36.44%

See page 17 for footnotes.

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Financial Highlights (concluded)

For a Share Outstanding throughout Each Period

[1]	Based on average shares outstanding throughout the period.
[2]	Net of deferred foreign withholding taxes of $0.03, $0.07, $0.01, $0.03, $0.02, and $0.01, per share for the six months ended April 30, 2011, and the years ended October 31, 2010, October 31, 2009, October 31, 2008, October 31, 2007, and October 31, 2006, respectively.
[3]	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Past performance is not a guarantee of future results.
[4]	Annualized.
[5]	Less than 0.01%.

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements	April 30, 2011

NOTE A: ORGANIZATION

The Asia Tigers Fund, Inc. (the “Fund”) was incorporated in Maryland on September 23, 1993 and commenced operations on November 29, 1993. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company. The Fund’s investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in equity securities of Asian companies.

NOTE B: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which are consistently followed by the Fund in the preparation of its financial statements.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates and those differences could be significant.

Significant accounting policies are as follows:

Portfolio Valuation. Investments are stated at estimated fair value in the accompanying financial statements. All securities for which market quotations are readily available are valued at:

(i)	the last sales price prior to the time of determination if there was a sale on the date of determination,

(ii)	the mean between the last current bid and asked prices, if there was no sales price on such date and bid and asked quotations are available, or

(iii)	the last available closing price if no bid or asked price is available on such date, if deemed representative of fair value.

Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Securities for which sales prices and bid and asked quotations are not available on the date of determination or for which the spread between the bid and asked prices is considered excessive may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates market value. Securities for which market values are not readily ascertainable are carried at fair value as determined in good faith by or under the supervision of the Board of Directors. The net asset value per share of the Fund is calculated daily.

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2011

Repurchase Agreements. The Fund may enter into repurchase agreements, whereby securities are purchased from a counterparty under an agreement to resell them at a future date at the same price plus accrued interest. The Fund is exposed to credit risk on repurchase agreements to the extent that the counterparty defaults on its obligation to repurchase the securities, and the market value of such securities held by the Fund, including any accrued interest or dividends on such securities, is less than the face amount of the repurchase agreement plus accrued interest.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. The collectibility of income receivable from foreign securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

Tax Status. No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 were as follows:

	Fiscal	Fiscal
	Year Ended	Year Ended
	October 31, 2010	October 31, 2009

Ordinary income	$686,051	$0
Long-term capital gain	1,295,874	8,361,839

Total	$1,981,925	$8,361,839

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

At October 31, 2010, the Fund had tax basis undistributed ordinary income of $3,594,321 and long-term capital gains of $7,639,681.

During the year ended October 31, 2010, the Fund decreased accumulated net investment loss and accumulated net realized gain by $87,332. These reclassifications were the result of permanent tax

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2011

differences relating to foreign currency losses, capital gains taxes and investments in passive foreign investment companies. Net assets were not affected by these reclassifications.

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. At April 30, 2011, the Fund has recorded no liability relating to uncertain income tax positions it has taken or expects to take in future tax returns. However, management’s conclusions regarding the adoption of Accounting for Uncertainty in Income Taxes may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions).

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	value of investment securities, assets and liabilities at the current rates of exchange on the valuation date; and

(ii)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund generally does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign currency gains or losses for federal income tax purposes. The Fund reports certain realized foreign exchange gains and losses as components of realized gains and losses for financial reporting purposes, whereas such amounts are treated as ordinary income for U.S. federal income tax reporting purposes.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange rates. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2011

factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, as well as the fact that foreign securities markets may be smaller and have less developed and less reliable settlement and share registration procedures.

Distribution of Income and Gains. The Fund intends to distribute annually to stockholders substantially all of its net investment income, including foreign currency gains, and to distribute annually any net realized gains after the utilization of available capital loss carryovers. An additional distribution may be made to the extent necessary to avoid payment of a federal excise tax.

Distributions to stockholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of each fiscal year within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized capital gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of additional paid-in capital.

NOTE C: MANAGEMENT, INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND DIRECTORS

Blackstone Asia Advisors L.L.C. (“Blackstone Advisors”), an affiliate of The Blackstone Group L.P., serves as the Fund’s Investment Manager under the terms of a management agreement dated February 24, 2006 (the “Management Agreement”). Pursuant to the Management Agreement, Blackstone Advisors supervises the Fund’s investment program and is responsible on a day-to-day basis for investing the Fund’s portfolio in accordance with its investment objective and policies. For its services, Blackstone Advisors receives monthly fees at an annual rate of: (i) 1.00% for the first $500,000,000 of the Fund’s average weekly net assets; (ii) 0.95% for the next $500,000,000 of the Fund’s average weekly net assets; and (iii) 0.90% of the Fund’s average weekly net assets in excess of $1,000,000,000. For the six months ended April 30, 2011, the Fund incurred a total of $362,442 in management fees to Blackstone Advisors.

Blackstone Advisors also serves as the Fund’s Administrator pursuant to an administration agreement dated January 1, 2006. Blackstone Advisors provides certain administrative services to the Fund. For its services, Blackstone Advisors receives a fee that is computed monthly and paid quarterly at an annual rate of: (i) 0.20% of the value of the Fund’s average monthly net assets for the first $1,500,000,000 of the Fund’s average monthly net assets and (ii) 0.15% of the value of the Fund’s average monthly net assets in excess of $1,500,000,000 of the Fund’s average monthly net assets. For the six months ended April 30, 2011, the Fund incurred $72,488 in administrative fees to Blackstone Advisors. Prior to July 1, 2010, Blackstone

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2011

Advisors subcontracted certain of these services to PNC Global Investment Servicing (U.S.) Inc. On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale PNC Global Investment servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. BNY Mellon Investment Servicing (US) Inc. serves as Sub-Administrator to the Fund.

The Fund pays each of its Directors who is not a director, officer or employee of the Investment Manager or any affiliate thereof an annual fee of $5,000 plus $1,000 for each in-person Board of Directors meeting and $250 for each telephonic Board of Directors meeting attended. The Chairman of the Board also receives an annual fee of $2,500. In addition, the Fund reimburses all Directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings. For the six months ended April 30, 2011, the Fund incurred $21,500 in Directors’ fees.

NOTE D: PORTFOLIO ACTIVITY

Aggregate purchases and sales of securities other than short-term obligations totaled $16,898,180 and $32,818,195 respectively, for the six months ended April 30, 2011.

NOTE E: SEMI-ANNUAL REPURCHASE OFFERS

In January 2002, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the 1940 Act. Stockholders of the Fund subsequently approved the policy at the Special Meeting of Stockholders held on April 26, 2002. As an interval fund, the Fund makes periodic repurchase offers at net asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

Under the Fund’s original policy, the Fund conducted quarterly repurchase offers. This policy was amended at the February 23, 2007 Annual Meeting of Stockholders to provide that the Fund will from that date forward conduct repurchase offers on a semi-annual, rather than on a quarterly, basis.

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2011

During the six months ended April 30, 2011, the results of the periodic repurchase offer were as follows:

Repurchase
Offer #25
Commencement Date	December 23, 2010

Expiration Date	January 14, 2011

Repurchase Offer Date	January 21, 2011

% of Issued and Outstanding Shares of Common Stock	5%

Shares Validly Tendered	407,421.5839

Final Pro-ration Odd Lot Shares	250.0000

Final Pro-ration Non-Odd Lot Shares	177,603.0000

% of Non-Odd Lot Shares Accepted	43.6187%

Shares Accepted for Tender	177,853.0000

Net Asset Value as of Repurchase Offer Date ($)	20.16

Repurchase Fee per Share ($)	0.4032

Repurchase Offer Price ($)	19.7568

Repurchase Fee ($)	71,710

Expenses ($)	65,715

Total Cost ($)	3,579,521

During the year ended October 31, 2010, the results of the periodic repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #23	Offer #24
Commencement Date	December 24, 2009	June 25, 2010

Expiration Date	January 15, 2010	July 16, 2010

Repurchase Offer Date	January 22, 2010	July 23, 2010

% of Issued and Outstanding Shares of Common Stock	5%	5%

Shares Validly Tendered	89,066.9123	165,203.6738

Final Pro-ration Odd Lot Shares	no proration	no proration

Final Pro-ration Non-Odd Lot Shares	no proration	no proration

% of Non-Odd Lot Shares Accepted	no proration	no proration

Shares Accepted for Tender	89,066.9123	165,203.6738

Net Asset Value as of Repurchase Offer Date ($)	19.81	20.02

Repurchase Fee per Share ($)	0.3962	0.4004

Repurchase Offer Price ($)	19.4138	19.6196

Repurchase Fee ($)	35,288	66,148

Expenses ($)	66,367	65,550

Total Cost ($)	1,795,494	3,306,780

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2011

NOTE F: CONCENTRATION OF RISKS

At April 30, 2011, substantially all of the Fund’s assets were invested in Asian securities. The Asian securities markets are, among other things, substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisitions and dispositions of Asian securities involve special risks and considerations not present with respect to U.S. securities.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange. Foreign security and currency transactions involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of political or economic instability, the fact that foreign securities markets may be smaller and less developed and the fact that securities, tax and corporate laws may have only recently developed or are in developing stages, and laws may not exist to cover all contingencies or to protect investors adequately.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties which may provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

NOTE G: FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable

THE ASIA TIGERS FUND, INC.

data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of April 30, 2011, is as follows:

	Fair Value at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
	Value at	Identical Assets	Inputs	Inputs
	April 30, 2011	(Level 1)	(Level 2)	(Level 3)

Common Stocks
Total Common Stocks	$70,189,479	$69,650,321	$539,158	$0

Repurchase Agreement
Total Repurchase Agreement	$1,684,528	$0	$1,684,528	$0

Total*	$71,874,007	$69,650,321	$2,223,686	$0

The Fund held no Level 3 securities on April 30, 2011.

*	See Schedule of Investments for identification of securities by security type and industry classification.

The following is a reconciliation of Level 3 investments held during the six months ended April 30, 2011, for which significant unobservable inputs were used in determining fair value:

Investments in
Debt Securities
Pharmaceuticals

Balance, as of October 31, 2010	$0
Realized gain (loss)	38
Change in unrealized appreciation (depreciation)	0
Net purchases (sales)	(38)
Net transfers in/out of Level 3	0

Balance, as of April 30, 2011	$0

NOTE H: FINANCIAL DERIVATIVE INSTRUMENTS

Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position,

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (concluded)	April 30, 2011

financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. At April 30, 2011, the Fund held no derivative instruments.

NOTE I: SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund following the six months ended April 30, 2011, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE ASIA TIGERS FUND, INC.

Results of Annual Meeting of Stockholders
(unaudited)

ANNUAL MEETING

The Fund held its Annual Meeting of Stockholders on February 18, 2011. At the meeting, stockholders elected the nominees proposed for election to the Fund’s Board of Directors. The following table provides information concerning the matters voted on at the meeting:

I. Election of Directors(1)

		Votes	Non-Voting	Total Voting and
Nominee	Votes For	Withheld	Shares	Non-Voting Shares

Leslie H. Gelb	2,788,052	102,819	0	2,890,871
Luis F. Rubio	2,802,552	88,319	0	2,890,871

At April 30, 2011, in addition to Leslie H. Gelb and Luis F. Rubio, the other directors of the Fund were as follows:

Lawrence K. Becker

Prakash A. Melwani

Jeswald W. Salacuse

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund’s toll free number at 1-866-800-8933 and on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available, without charge, upon request, by calling the Fund’s toll free number at 1-866-800-8933 and on the Securities and Exchange Commission website at http://www.sec.gov.

[1]	The Fund’s Board of Directors is divided into three classes: Class I, Class II, and Class III. The terms of office of the Class I, Class II, and Class III Directors expire at the Annual Meeting of Stockholders in the year 2014, year 2012 and year 2013, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund’s executive officers are chosen each year at the first meeting of the Fund’s Board of Directors following the Annual Meeting of Stockholders, to hold office until the meeting of the Board following the next Annual Meeting of Stockholders and until their successors are duly elected and qualified.

THE ASIA TIGERS FUND, INC.

Dividends and Distributions (unaudited)

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by PNC Bank, National Association, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and

THE ASIA TIGERS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (continued)

will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

THE ASIA TIGERS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (concluded)

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days’ written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43027, Westborough, Massachusetts, 01581.

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Fund paid distributions of $686,051 of ordinary income and $1,295,874 of long-term capital gains during the fiscal year ended October 31, 2010.

THE ASIA TIGERS FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

YOUR PRIVACY IS PROTECTED

An important part of our commitment to you is our respect for your right to privacy. Protecting all the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. While the range of products and services we offer continues to expand, and the technology we use continues to change, our commitment to maintaining standards and procedures with respect to security remains constant.

COLLECTION OF INFORMATION

The primary reason that we collect and maintain information is to more effectively administer our customer relationship with you. It allows us to identify, improve and develop products and services that we believe could be of benefit. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

Various sources are used to collect information about you, including (i) information you provide to us at the time you establish a relationship, (ii) information provided in applications, forms or instruction letters completed by you, (iii) information about your transactions with us or our affiliated companies, and/or (iv) information we receive through an outside source, such as a bank or credit bureau. In order to maintain the integrity of client information, we have procedures in place to update such information, as well as to delete it when appropriate. We encourage you to communicate such changes whenever necessary.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic, personal information (such as your name, address or tax identification number) about our clients or former clients to anyone, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide products or services to you.

The law permits us to share client information with companies that are affiliated with us which provide financial, credit, insurance, trust, legal, accounting and administrative services to us or our clients. This allows us to enhance our relationship with you by providing a broader range of products to better meet your needs and to protect the assets you may hold with us by preserving the safety and soundness of our firm.

THE ASIA TIGERS FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

Finally, we are also permitted to disclose nonpublic, personal information to unaffiliated outside parties who assist us with processing, marketing or servicing a financial product, transaction or service requested by you, administering benefits or claims relating to such a transaction, product or service, and/or providing confirmations, statements, valuations or other records or information produced on our behalf.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your subscription. Information about you may also be released if you so direct, or if we or an affiliate are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding this Privacy Policy. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change that would require your consent.

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THE ASIA TIGERS FUND, INC.

Investment Manager:
Blackstone Asia Advisors L.L.C.,
an affiliate of The Blackstone Group L.P.

Administrator:
Blackstone Asia Advisors L.L.C.

Sub-Administrator:
BNY Mellon Investment
Servicing (US) Inc.

Transfer Agent:
BNY Mellon Investment
Servicing (US) Inc.

Custodian:
State Street Corporation

The Fund has adopted the Investment Manager’s proxy voting policies and procedures to govern the voting of proxies relating to its voting securities. You may obtain a copy of these proxy voting procedures, without charge, by calling 1-866-800-8933 or by visiting the Securities and Exchange Commission’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-800-8933 or by visiting the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of its fiscal year on Form N-Q. You may obtain a copy of these filings by visiting the Securities and Exchange Commission’s website at www.sec.gov or its Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is sent to stockholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Blackstone Asia
Advisors L.L.C.
The Asia Tigers Fund, Inc.
Semi-Annual Report
April 30, 2011
The Asia Tigers Fund, Inc.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of Shares	(d) Maximum Number (or
	(a) Total Number	(b) Average	(or Units) Purchased as Part	Approximate Dollar Value) of Shares
	of Shares (or	Price Paid per	of Publicly Announced Plans	(or Units) that May Yet Be Purchased
Period	Units) Purchased	Share (or Unit)	or Programs	Under the Plans or Programs
11/01/10 to 11/30/10	None	None	None	None
12/01/10 to 12/31/10	None	None	None	None
01/01/11 to 01/31/11	177,853	$19.7568	177,853 (1)	None
02/01/11 to 02/28/11	None	None	None	None
03/01/11 to 03/31/11	None	None	None	None
04/01/11 to 04/30/11	None	None	None	None
Total	177,853	$19.7568	177,853 (1)	None

(1)	These shares were repurchased in connection with the Fund’s regular, semi-annual repurchase offer announced on December 23, 2010 that expired on January 14, 2011. In connection with this repurchase offer, the Fund offered to repurchase up to 177,856 shares of its common stock, an amount equal to 5% of its outstanding shares of common stock, for cash at a price approximately equal to the Fund’s net asset value as of January 21, 2011.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)
Date June 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)
Date June 27, 2011

By (Signature and Title)*	/s/ Joseph M. Malangoni

Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)
Date June 27, 2011

*	Print the name and title of each signing officer under his or her signature.